Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Gross assets under capital lease	$ 27.9	$ 16.5
Amortization expense of assets under capital leases	2.0
Depreciation, amortization and depletion expense	$ 229.1	$ 236.7	$ 88.6